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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07597

                          Pioneer Tax Free Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2005 through June 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                                  PIONEER
                                    --------
                                    TAX FREE
                                     INCOME
                                      FUND


                                   Semiannual
                                     Report

                                    6/30/05


                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------
Letter to Shareowners                                                          1

Portfolio Summary                                                              2

Prices and Distributions                                                       3

Performance Update                                                             4

Comparing Ongoing Fund Expenses                                                9

Portfolio Management Discussion                                               11

Schedule of Investments                                                       14

Financial Statements                                                          24

Notes to Financial Statements                                                 33

Factors Considered by the Independent Trustees in Approving
the Management Contract                                                       39

Trustees, Officers and Service Providers                                      44

The Pioneer Family of Mutual Funds                                            45

Retirement Plans from Pioneer                                                 46

Programs and Services for Pioneer Shareowners                                 48

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 6/30/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
The U.S. economy has expanded at an annualized rate of at least three percent for eight straight quarters, a feat it last achieved in the 1980s. Job conditions are strengthening as well: by mid-year, the unemployment rate had fallen to 5.0% for the first time since September 11, 2001. Retail sales trends
- apart from automobiles - were upbeat as sunnier employment prospects sent consumers to the malls. And with the economy expanding, corporate profits have been moving ahead smartly.

But equity investors were unconvinced by this evidence and instead brooded about the possibility of slowing growth later in the year. For one thing, expectations were for a moderating pace of profit growth. For another, the Federal Reserve Board has raised short-term interest rates nine times. And some areas of the economy are feeling the impact of record high energy prices. So investors were lukewarm toward stocks, with modest losses in the S&P 500 Stock Index and the Dow Jones Industrials the result. The technology-heavy NASDAQ Composite also slid, as did small-company stocks, as measured by the Russell 2000 Index. Value stocks, viewed as less vulnerable to declines in a less robust economy, held up better than growth.

Corporate bonds felt the sting of ratings downgrades in the automobile sector. Treasury issues fared better, as yields fell and prices rose among intermediate and longer-term issues, which were little affected by rising short-term rates. Low long-term yields may signal investor confidence that the Fed will succeed in dousing inflationary fires; they also brought more affordable mortgages, further boosting home construction. Municipal revenue bonds edged upward as healthier economic conditions bolstered tax collections.

The dollar's rebound positively affected foreign markets. Europe's stock markets performed better than business and political conditions might suggest, and Japan's market inched higher.

Pioneer's analysts believe that, although the rate of growth may slow, carefully selected, good quality stocks and bonds have the potential to deliver solid results. Our global investment experts are well positioned to discover what we believe are attractive opportunities in the world's markets.

Large or small? Bonds or stocks? Domestic or international?

Just what your mix of investments should be isn't a question to be taken lightly. Much of your long-term return will depend on the kinds of investments you own, not just the individual items in your portfolio. For an analysis of your holdings and some ideas to help bring your investments in line with your aspirations, talk to your financial professional.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.


Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/05

 Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED DOCUMENT.]

AAA                     35.5%
AA                      11.9%
A                        7.2%
BBB                     36.6%
BB & Lower               8.6%
Commercial Paper         0.2%


Portfolio Maturity
--------------------------------------------------------------------------------
(Effective life as a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED DOCUMENT.]


[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED DOCUMENT.]

0-1 Year                 9.2%
1-3 Years               12.0%
3-6 Years               43.3%
6-8 Years               23.4%
8-10 Years               4.7%
10+ Years                7.4%


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)

 1.   Hawaii State Department Budget & Finance, 6.4%, 7/1/13               3.31%
 2.   North Little Rock Arkansas Electric, 6.5%, 7/1/10                    3.22
 3.   Brazos River Authority Pollution Control Revenue, 7.7%, 4/1/33       2.43
 4.   District of Columbia Tobacco Settlement Financing Corp.,
        6.75%, 5/15/40                                                     2.41
 5.   University of Colorado Regents Partners 6.0%, 12/1/22                2.21
 6.   Lowndes County Mississippi Solid Waste Disposal & Pollution
        Control Revenue, 6.8%, 4/1/22                                      2.15
 7.   Massachusetts Health & Educational Facilities Authority
        Revenue, 5.75%, 7/1/32                                             1.72
 8.   Wayne Charter County SPL, 6.75%, 12/1/15                             1.72
 9.   Becker, Minnesota Pollution Control Revenue Northern States
        Power "A" Conversions, 8.5%, 4/1/30                                1.71
10.   Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39                1.71

This list excludes temporary cash investments and derivative investments. Fund holdings will vary for other periods.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

    Class    6/30/2005   12/31/04
    -----    ---------   --------
      A       $11.86      $11.67
      B       $11.75      $11.57
      C       $11.68      $11.49
      Y       $11.80      $11.61
   Investor   $11.86      $11.67

Distributions Per Share
--------------------------------------------------------------------------------

                          1/1/05 - 6/30/05
                          ----------------
                 Net
              Investment     Short-Term      Long-Term
    Class       Income     Capital Gains   Capital Gains
    -----     ----------   -------------   -------------
       A       $0.2701          $ -             $ -
       B       $0.2230          $ -             $ -
       C       $0.2244          $ -             $ -
       Y       $0.2879          $ -             $ -
   Investor    $0.2830          $ -             $ -

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment in Pioneer Tax Free Income Fund at public offering price, compared to that of the Lehman Brothers Municipal Bond Index.

----------------------------------------------------
            Average Annual Total Returns
                (As of June 30, 2005)

                            Net Asset     Public
                              Value      Offering
Period                        (NAV)     Price (POP)
10 Years                       5.79%       5.31%
5 Years                        6.60        5.61
1 Year                        10.76        5.78
----------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

Value of $10,000 Investment

Date            Value           Lehman Municipal Bond Index
6/30/1995        $9,553         $10,000
                $10,077         $10,664
6/30/1997       $10,865         $11,546
                $11,789         $12,545
6/30/1999       $11,956         $12,892
                $12,189         $13,309
6/30/2001       $13,378         $14,639
                $14,091         $15,649
6/30/2003       $14,914         $17,018
                $15,145         $17,146
6/30/2005       $16,776         $18,559

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. You cannot invest directly in an Index.

A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT) or state and local taxes.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Lehman Brothers Municipal Bond Index.

-------------------------------------------------------
          Average Annual Total Returns
              (As of June 30, 2005)
                                 If         If
Period                          Held     Redeemed
Life-of-Class
(4/28/95)                       4.98%      4.98%
5 Years                         5.77       5.77
1 Year                          9.88       5.88
-------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

Value of $10,000 Investment

Date            Value           Lehman Municipal Bond Index
6/30/1995       $10,000         $10,000
                $10,455         $10,664
6/30/1997       $11,194         $11,546
                $12,057         $12,545
6/30/1999       $12,143         $12,892
                $12,278         $13,309
6/30/2001       $13,369         $14,639
                $13,971         $15,649
6/30/2003       $14,675         $17,018
                $14,791         $17,146
6/30/2005       $16,252         $18,559

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. You cannot invest directly in an Index.

A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT) or state and local taxes.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Lehman Brothers Municipal Bond Index.

-------------------------------------------------------
          Average Annual Total Returns
              (As of June 30, 2005)
                                 If         If
Period                          Held     Redeemed
Life-of-Class
(1/31/96)                       4.59%      4.59%
5 Years                         5.82       5.82
1 Year                          9.96       9.96
-------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

Value of $10,000 Investment

Date            Value           Lehman Municipal Bond Index
1/31/1996       $10,000         $10,000
                 $9,793          $9,880
6/30/1997       $10,494         $10,697
                $11,302         $11,623
6/30/1999       $11,381         $11,944
                $11,506         $12,331
6/30/2001       $12,527         $13,563
                $13,103         $14,499
6/30/2003       $13,769         $15,767
                $13,882         $15,885
6/30/2005       $15,264         $17,196

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. You cannot invest directly in an Index.

A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT) or state and local taxes.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                 INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Lehman Brothers Municipal Bond Index.

-------------------------------------------------------
             Average Annual Total Returns
                (As of June 30, 2005)
                                If            If
Period                         Held        Redeemed
Life-of-Class
(12/11/04)                     4.67%         4.67%
-------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

Value of $10,000 Investment

Date            Value           Lehman Municipal Bond Index
12/31/2004      $10,000         $10,000
6/30/2005       $10,411         $10,289

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT) or state and local taxes.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/05                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of $10,000 investment made in Pioneer Tax Free Income Fund, compared to that of the Lehman Brothers Municipal Bond Index.

-------------------------------------------------------
          Average Annual Total Returns
              (As of June 30, 2005)
                                 If         If
Period                          Held     Redeemed
10 Years                        5.62%      5.62%
5 Years                         6.25       6.25
1 Year                         11.17      11.17
-------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

Value of $10,000 Investment

Date            Value           Lehman Municipal Bond Index
2/28/2002       $10,000         $10,000
                 $9,923         $10,163
6/30/2003       $14,419         $11,051
                $10,609         $11,135
6/30/2005       $11,795         $12,052

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A Shares are used as a proxy through 2/28/02. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market. You cannot invest directly in an Index.

A portion of the Fund's income may be subject to the Alternative Minimum Tax
(AMT) or state and local taxes.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free Income Fund

Based on actual returns from January 1, 2005 through June 30, 2005

                                                                                    Investor
Share Class                A              B              C              Y             Class
-----------------------------------------------------------------------------------------------
Beginning Account      $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value On 1/1/05

Ending Account         $1,040.00      $1,035.20      $1,036.50      $1,041.70      $1,000.00
Value On 6/30/05

Expenses Paid          $    4.65      $    8.53      $    8.33      $    2.99      $    3.32
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.92%, 1.69%, 1.65%, 0.59% and 0.67%, for Class A, Class B, Class C, Class Y and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Tax Free
Income Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from January 1, 2005 through June 30, 2005

                                                                                    Investor
Share Class                A              B              C              Y            Class
-----------------------------------------------------------------------------------------------
Beginning Account      $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
Value On 1/1/05

Ending Account         $1,020.23      $1,016.41      $1,016.41      $1,021.87      $1,021.47
Value On 6/30/05

Expenses Paid          $    4.61      $    8.45      $    8.25      $    2.96      $    3.36
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.92%, 1.69%, 1.65%, 0.59% and 0.67%, for Class A, Class B, Class C Class Y and Investor Class shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05
--------------------------------------------------------------------------------

Shareholders in Pioneer Tax Free Income Fund were rewarded with an attractive level of tax-free income during the first half of 2005. In the following interview, David Eurkus, the Fund's portfolio manager, discusses some of the factors that had an impact on the municipal bond market and your Fund.

Q: How did the Fund perform?

A: For the six-month period ended June 30, 2005, Pioneer Tax Free Income Fund's
   Class A shares produced a 4.00% total return at net asset value. The
   Fund's benchmark, the Lehman Brothers Municipal Bond Index, returned
   4.48%, and the average return of the 297 funds in the Lipper General Municipal Debt Funds Category was 2.44%. Lipper is an independent monitor of mutual fund performance. The Fund's Class A shares generated a 30-day
   SEC tax-free yield of 3.45% on June 30, 2005. That translates into a taxable-equivalent yield of 5.31%, based on the maximum federal income-tax rate of 35%.

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What was the investment environment like during the period?

A: Despite rising oil prices, the economy continued to grow at a steady pace, buoyed by modest job creation, a high level of consumer spending and escalating real estate prices. In this environment, the Federal Reserve raised the Federal funds rate four times, each time by a quarter percentage point. The Federal funds rate, which is the rate that banks charge for overnight loans, moved from 2.25% to 3.25%. The Fed's actions resulted in a flattening of the yield curve. The yield curve shows the relationship between bond yields and maturity lengths. With the flatter yield curve, short-term yields moved higher and prices declined; intermediate-term yields and longer-term yields remained stable or declined, and prices rose.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/05                              (continued)
--------------------------------------------------------------------------------

Q: What were the principal strategies used in managing the Fund?

A: We made relatively few changes to the Fund during the period, as it was positioned to benefit from economic growth. The portfolio emphasized sectors that tend to outperform when the economy is improving. These included housing, transportation, power and energy, and health care. We also had a position in tobacco revenue bonds, which are investment-grade securities that are backed by the tobacco settlement money awarded to states. While we had about a 10% allocation to below investment-grade bonds during the period, most of the assets were in investment-grade securities, those rated BBB or better. About 35% of the portfolio was in insured bonds with AAA-ratings. At the end of June 2005, the overall credit quality of the portfolio was A+.

Q: What contributed most to performance?

A: The portfolio was fully invested and broadly diversified among 152 bond issues in 41 states. It benefited from the price appreciation that longer-term bonds provided as their yields declined. The below-investment grade bonds also gave performance a significant boost as did the tobacco revenue bonds. The Fund's slightly longer duration was also helpful to its return. The Fund maintained a longer duration than its benchmark, the Lehman Brothers Municipal Bond Index, and its peer group, the Lipper General Municipal Debt Funds Category. (Duration measures a bond's price sensitivity to interest-rate changes. A shorter duration is helpful when interest rates rise, and a longer duration is usually advantageous when interest rates decline.)

Q: What detracted from performance?

A: There were no significant detractors.

Q: What is your outlook for the next six months?

A: Economic data continues to indicate that the economy should grow at a steady rate. While inflation does not appear to be a problem at the moment, we expect that the Federal Reserve will continue to boost interest rates in the short term; however, we believe that the central bank is nearing the end of its interest-rate raising cycle. We expect short-term interest rates to continue to move higher and intermediate-term and longer-term rates to fluctuate in a broad range. The portfolio is positioned to take advantage

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   of this situation and should benefit from the steady stream of income that higher-yielding bonds provide.


A portion of income may be subject to state, federal, and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall the price of fixed-income securities in the Fund will generally rise. By concentrating in municipal securities, the portfolio is more susceptible to adverse economic, political or regulatory developments than is a portfolio that invests more broadly. Investments in the Fund are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05 (unaudited)
--------------------------------------------------------------------------------

                 S&P/Moody's
  Principal      Ratings
    Amount       (unaudited)                                                                Value
                               MUNICIPAL BONDS - 98.8%
                               Alabama - 0.2%
$   500,000      NR/Aaa        Southeast, AL Gas District, 5.3%, 6/1/12              $    550,320
                                                                                     ------------
                                                                                     $    550,320
                                                                                     ------------
                               Arkansas - 3.2%
 10,000,000      AAA/Aaa       North Little Rock Arkansas Electric, 6.5%, 7/1/10     $ 11,038,600
                                                                                     ------------
                                                                                     $ 11,038,600
                                                                                     ------------
                               Arizona - 3.0%
  5,000,000      A-/Baa1       Maricopa County Industrial Development,
                                 5.0%, 7/1/16                                        $  5,153,000
  1,000,000      AAA/Aaa       Maricopa County School District, 7.0%, 7/1/07            1,080,640
  1,000,000      AAA/Aaa       Maricopa County School District, 7.0%, 7/1/08            1,115,870
  2,400,000      AAA/Aaa       Scottsdale Memorial Hospital, 5.5%, 9/1/12               2,650,176
    500,000      AAA/Aaa       Tempe Union High School District, 4.5%, 7/1/11             523,305
                                                                                     ------------
                                                                                     $ 10,522,991
                                                                                     ------------
                               California - 3.0%
  3,000,000      BBB/Baa3      Golden State Tobacco Securitization,
                                 7.9%, 6/1/42                                        $  3,617,520
  1,000,000      BBB/Baa3      Golden State Tobacco Securitization,
                               7.875%, 6/1/42                                           1,204,210
  4,525,000      BBB/Baa3      Golden State Tobacco Securitization,
                                 7.8%, 6/1/42                                           5,426,878
    230,000      AAA/Aaa       Sacramento Municipal Utility District,
                                 5.5%, 2/1/11                                             245,346
                                                                                     ------------
                                                                                     $ 10,493,954
                                                                                     ------------
                               Colorado - 3.6%
     40,000      NR/Aa2        Colorado Housing Finance Authority, Series A-3,
                                 7.0%, 11/1/16                                       $     40,429
     85,000      NR/Aa2        Colorado Housing Finance Authority, Series B-2,
                                 7.45%, 11/1/27                                            86,024
    215,000      NR/Aa2        Colorado Housing Finance Authority, Series B-3,
                                 6.55%, 5/1/25                                            217,202
      5,000      NR/Aa2        Colorado Housing Finance Authority, Series C-2,
                                 7.45%, 6/1/17                                              5,001
  3,575,000      AAA/Aaa       Douglas County School District Region 1,
                                 7.0%, 12/15/13                                         4,485,052
  6,765,000      AAA/NR        University of Colorado Regents Partners,
                                 6.0%, 12/1/22                                          7,592,765
                                                                                     ------------
                                                                                     $ 12,426,473
                                                                                     ------------

14  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 S&P/Moody's
  Principal      Ratings
    Amount       (unaudited)                                                                Value
                               Connecticut - 0.3%
$ 1,000,000      AA/NR         Connecticut State Health & Education,
                                 5.5%, 7/1/17                                        $  1,099,690
                                                                                     ------------
                                                                                     $  1,099,690
                                                                                     ------------
                               District of Columbia - 2.4%
  7,500,000      BBB/Baa3      District of Columbia Tobacco Settlement
                                 Financing Corp., 6.75%, 5/15/40                     $  8,266,875
                                                                                     ------------
                                                                                     $  8,266,875
                                                                                     ------------
                               Florida - 0.8%
     85,000      NR/Aaa        Manatee County Housing Revenue, 7.2%, 5/1/28          $     88,206
  3,000,000      AAA/Aaa       Miami-Dade County, Floating Rate, 10/1/35                2,604,660
                                                                                     ------------
                                                                                     $  2,692,866
                                                                                     ------------
                               Hawaii - 3.3%
 10,000,000      BBB+/Baa1     Hawaii State Department Budget & Finance,
                                 6.4%, 7/1/13                                        $ 11,354,900
                                                                                     ------------
                                                                                     $ 11,354,900
                                                                                     ------------
                               Illinois - 7.1%
  4,485,000      AAA/Aaa       Chicago Board of Education, 5.75%, 12/1/27            $  4,880,622
    515,000      AAA/Aaa       Chicago Board of Education, 5.75%, 12/1/27                 560,428
    375,000      N/R/Aaa       Chicago Illinois Single Family Mortgage,
                                 6.45%, 9/1/29                                            376,710
    500,000      AA+/Aaa       Chicago Metro Water Reclamation, 5.25%, 12/1/10            553,160
    495,000      A/NR          Chicago Tax Increment, 5.0%, 11/15/10                      526,284
    920,000      NR/B2         Illinois Health Facilities Authority Revenue,
                                 6.7%, 3/1/14                                             924,480
  1,145,000      A+/A1         Illinois Housing Development Authority Revenue
                                 Multi-Family Housing, 7.0%, 7/1/23                     1,530,510
  1,735,000      AAA/Aaa       Kane County Illinois School District #129 Aurora
                                 West Side, 6.0%, 2/1/20                                1,989,386
  1,000,000      AAA/Aaa       Kane County Illinois School District #129 Aurora
                                 West Side, 6.0%, 2/1/22                                1,143,070
  4,780,000      AA-/A1        Metropolitan Pier & Exposition Authority Dedicated
                                 State Tax Revenue, 8.5%, 6/15/06                       5,041,944
    190,000      AA-/A1        Metropolitan Pier & Exposition Authority Dedicated
                                 State Tax Revenue, 8.5%, 6/15/06                         199,840
  3,385,000      NR/Aaa        Metropolitan Pier & Exposition Authority Dedicated
                                 State Tax Revenue, 8.5%, 6/15/06                       3,570,837
  3,000,000      AAA/Aaa       University of Illinois Revenue, 5.75%, 1/15/16           3,298,290
                                                                                     ------------
                                                                                     $ 24,595,561
                                                                                     ------------

  The accompanying notes are an integral part of these financial statements.  15

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05                          (unaudited) (continued)
--------------------------------------------------------------------------------

                 S&P/Moody's
  Principal      Ratings
   Amount        (unaudited)                                                                Value
                               Indiana - 3.4%
$   200,000      NR/Aaa        Indiana State Housing Finance, Single Family
                                 Mortgage Revenue, 5.95%, 7/1/13                     $    202,112
  1,000,000      AAA/Aaa       Indiana University Revenue, 5.8%, 11/15/10               1,125,840
  3,400,000      AA/Aa2        Indianapolis Local Public Improvement Board
                                 Revenue, 6.0%, 1/10/20                                 4,114,714
  1,400,000      AA/NR         Indianapolis Local Public Improvement Board
                                 Revenue, 6.75%, 2/1/14                                 1,670,984
  1,250,000      BBB-/Ba3      Indiana State Development Finance,
                                 5.75%, 10/1/11                                         1,327,938
  1,000,000      AA-/A2        Lawrence Township Metropolitan School District
                                 Revenue, 6.75%, 7/5/13                                 1,210,540
  2,000,000      AAA/Aaa       Sarah Scott Middle School Revenue,
                                 5.75%, 1/15/19                                         2,121,940
                                                                                     ------------
                                                                                     $ 11,774,068
                                                                                     ------------
                               Kansas - 0.7%
  2,000,000      AAA/Aaa       Wyandotte County Kansas City, 5.65%, 9/1/19           $  2,343,200
                                                                                     ------------
                                                                                     $  2,343,200
                                                                                     ------------
                               Kentucky - 0.5%
    500,000      NR/NR         Kentucky Economic Development Finance,
                                 6.25%, 10/1/12                                      $    550,160
  1,095,000      AAA/Aaa       Kenton County Water District #1, 5.8%, 2/1/15            1,119,933
                                                                                     ------------
                                                                                     $  1,670,093
                                                                                     ------------
                               Lousiana - 0.3%
  1,190,000      NR/NR         Louisiana Public Facilities Authority Revenue,
                                 6.25%, 10/1/11                                      $  1,185,609
                                                                                     ------------
                                                                                     $  1,185,609
                                                                                     ------------
                               Maine - 0.1%
    300,000      AAA/Aaa       Maine Municipal Bond Bk, 5.0%, 11/1/09                $    321,588
                                                                                     ------------
                                                                                     $    321,588
                                                                                     ------------
                               Massachusetts - 6.7%
  1,900,000      AA/Aa2        Massachusetts State, 5.5%, 12/1/11                    $  2,139,628
  1,000,000      AAA/Aaa       Massachusetts St Cons LN-Series B
                                 5.25%, 1/1/18                                          1,100,030
  1,500,000      BBB/Baa1      Massachusetts State Development Finance
                                 Agency, 6.375%, 7/1/23                                 1,685,925
  1,000,000      AA-/Aa3       Massachusetts Health & Educational Facilities
                                 Authority, 6.0%, 7/1/18                                1,130,820
  5,290,000      AA-/Aa3       Massachusetts Health & Educational Facilities
                                 Authority, 5.75%, 7/1/32                               5,899,302


16   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 S&P/Moody's
  Principal      Ratings
    Amount       (unaudited)                                                                Value
                               Massachusetts - (continued)
$ 2,000,000      BBB/Baa2      Massachusetts Health & Educational Facilities
                                 Authority, 6.5%, 7/1/21                             $  2,215,580
  2,000,000      BBB/Baa2      Massachusetts Health & Educational Facilities
                                 Authority, 6.625%, 7/1/32                              2,202,640
  1,145,000      BBB+/NR       Massachusetts Health & Educational Facilities
                                 Authority, 6.25%, 10/1/31                              1,228,837
  1,000,000      BBB/Baa3      Massachusetts Health & Educational Facilities
                                 Authority, 6.75%, 7/1/16                               1,134,750
  1,250,000      BBB/Baa3      Massachusetts Health & Educational Facilities
                                 Authority, 6.25% 7/1/22                                1,363,350
  2,000,000      AAA/Aaa       Massachusetts Health & Educational Facilities
                                 Authority, 5.0%, 7/1/23                                2,128,180
  1,000,000      AAA/Aaa       Massachusetts State Port Authority Revenue,
                                 5.75%, 7/1/12                                          1,142,670
                                                                                     ------------
                                                                                     $ 23,371,712
                                                                                     ------------
                               Michigan - 4.4%
  1,500,000      BBB-/NR       John Tolfree Health System, 6.0%, 9/15/23             $  1,534,095
  4,000,000      BBB-/Ba1      Michigan State Hospital Finance Authority,
                                 6.0%, 2/1/24                                           4,005,480
  3,230,000      A/A2          Michigan State Hospital Finance Authority,
                                 5.5%, 11/1/14                                          3,574,480
    400,000      AAA/Aaa       Michigan State Trunk Line, 5.5%, 11/1/10                   446,652
  6,485,000      NR/NR         Wayne Charter County SPL, 6.75%, 12/1/15                 5,820,158
                                                                                     ------------
                                                                                     $ 15,380,865
                                                                                     ------------
                               Minnesota - 1.7%
  5,000,000      A-/A2         Becker, Minnesota Pollution Control Revenue
                               Northern States Power "A" Conversions,
                                 8.5%, 4/1/30                                        $  5,865,650
                                                                                     ------------
                                                                                     $  5,865,650
                                                                                     ------------
                               Missouri - 0.2%
    550,000      AAA/NR        Missouri State Housing Development Common
                               Mortgage Revenue, Single Family, Series B-2,
                                 6.4%, 3/1/29                                        $    552,178
                                                                                     ------------
                                                                                     $    552,178
                                                                                     ------------
                               Mississippi - 2.1%
  6,000,000      BBB/Baa2      Lowndes County Mississippi Solid Waste Disposal
                                 & Pollution Control Revenue, 6.8%, 4/1/22           $  7,366,860
                                                                                     ------------
                                                                                     $  7,366,860
                                                                                     ------------

   The accompanying notes are an integral part of these financial statements. 17

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05                          (unaudited) (continued)
--------------------------------------------------------------------------------

                 S&P/Moody's
  Principal      Ratings
   Amount        (unaudited)                                                                Value
                               Montana - 0.2%
$   500,000      BBB+/Baa2     Forsyth Pollution Control Revenue, 5.2%, 5/1/33       $    525,490
                                                                                     ------------
                                                                                     $    525,490
                                                                                     ------------
                               North Carolina - 1.5%
  5,000,000      AA+/Aa1       North Carolina Capital Facilities Finance Agency
                                 Revenue, 5.0%, 10/1/41                              $  5,321,550
                                                                                     ------------
                                                                                     $  5,321,550
                                                                                     ------------
                               North Dakota - 0.4%
    475,000      NR/Aa2        North Dakota State Housing Finance Agency
                                 Revenue, 5.8%, 7/1/18                               $    494,147
    810,000      NR/Aa2        North Dakota State Housing Finance Agency
                                 Revenue, 6.0%, 7/1/20                                    813,993
                                                                                     ------------
                                                                                     $  1,308,140
                                                                                     ------------
                               Nebraska - 1.9%
  5,000,000      NR/NR         Energy America Nebraska Natural Gas Revenue,
                                 5.45%, 4/15/08                                      $  5,021,350
  1,325,000      AAA/Aaa       Municipal Energy Agency, 6.0%, 4/1/08                    1,432,855
                                                                                     ------------
                                                                                     $  6,454,205
                                                                                     ------------
                               New Hampshire - 2.4%
  4,000,000      AAA/Aaa       Manchester New Hampshire School Revenue,
                                 5.5%, 6/1/28                                        $  4,533,360
  1,250,000      A+/A2         New Hampshire Health & Education Facilities
                                 Authority Revenue, 5.75%, 10/1/31                      1,345,125
  2,000,000      BBB+/Baa1     New Hampshire Health & Educational Facilities
                                 Authority Revenue, 5.75%, 7/1/22                       2,136,060
    300,000      NR/Aa2        New Hampshire State Housing Finance Authority,
                                 6.125%, 1/1/20                                           303,426
                                                                                     ------------
                                                                                     $  8,317,971
                                                                                     ------------
                               New Jersey - 4.0%
  5,185,000      B/Caa2        New Jersey Economic Development Authority
                                 Special Facility Revenue, 7.0%, 11/15/30            $  4,809,399
  1,000,000      AA/NR         New Jersey Health Care Facility Financing Authority,
                                 4.50%, 7/1/29                                            986,990
  5,215,000      BBB/Baa3      Tobacco Settlement Financing Corp., NJ,
                                 6.75%, 6/1/39                                          5,854,411
  2,000,000      BBB/Baa3      Tobacco Settlement Financing Corp., NJ,
                                 6.25%, 6/1/43                                          2,131,460
                                                                                     ------------
                                                                                     $ 13,782,260
                                                                                     ------------


18  The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 S&P/Moody's
  Principal      Ratings
    Amount       (unaudited)                                                                Value
                               New York - 4.4%
$ 1,000,000      NR/Baa3       Albany Individual Development, 6.0%, 7/1/19           $  1,085,280
    400,000      AA-/A2        Metropolitan Transportation Authority NY,
                                 5.5%, 7/1/14                                             456,676
  2,000,000      AAA/Aa1       New York NY City Transportation Finance Authority
                                 Revenue, 5.5%, 11/1/26                                 2,241,120
  6,900,000      CCC/Caa2      New York City, NY, Industrial, 6.9%, 8/1/24              5,667,384
  5,000,000      A+/A2         NY State Dorm Authority Lease Revenue,
                                 5.5%, 5/15/17                                          5,723,600
                                                                                     ------------
                                                                                     $ 15,174,060
                                                                                     ------------
                               Ohio - 3.6%
  2,870,000      AAA/Aaa       Cleveland Ohio General Obligation, 5.75%, 8/1/13      $  3,337,724
    500,000      AA/Aa2        Ohio State Building Authority Revenue,
                                 6.0%, 10/1/08                                            547,430
    400,000      AAA/Aaa       Ohio State Building Authority Revenue,
                                 5.5%, 10/1/11                                            449,812
  3,000,000      BB/Baa3       Ohio State Pollution Control Revenue,
                                 5.625%, 3/1/15                                         2,872,500
  2,800,000      BBB-/Baa2     Ohio Water Development Authority Pollution
                                 Control Facilities Revenue, 7.7%, 8/1/25               2,868,908
  1,000,000      AAA/Aaa       University of Cincinnati, 5.75%, 6/1/18                  1,146,350
  1,000,000      AAA/Aaa       University of Cincinnati, 5.75%, 6/1/19                  1,146,350
                                                                                     ------------
                                                                                     $ 12,369,074
                                                                                     ------------
                               Oklahoma - 0.6%
  2,220,000      B-/Caa2       Tulsa Municipal Airport Revenue, 6.25%, 6/1/20        $  2,028,880
                                                                                     ------------
                                                                                     $  2,028,880
                                                                                     ------------
                               Oregon - 1.4%
  1,165,000      AAA/Aaa       Jackson County School District No. 4,
                                 5.5%, 6/15/17                                       $  1,310,905
    500,000      NR/NR         Klamath Falls Inter-Community Hospital Authority
                                 Revenue, 6.125%, 9/1/22                                  545,530
  1,000,000      NR/Aaa        Portland Urban Development, 5.75% 6/15/08                1,121,170
  1,650,000      AAA/Aaa       Wasco County School District, 5.5%, 6/15/19              1,945,763
                                                                                     ------------
                                                                                     $  4,923,368
                                                                                     ------------
                               Pennsylvania - 2.3%
  1,000,000      BB-/NR        Columbia County PA Hospital Authority,
                                 5.8%, 6/1/19                                        $    933,680
  5,000,000      BBB/Ba2       Delaware County Pennsylvania Industrial
                                 Development Authority Revenue, 6.2%, 7/1/19            5,213,450


  The accompanying notes are an integral part of these financial statements.  19

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05                          (unaudited) (continued)
--------------------------------------------------------------------------------

                 S&P/Moody's
  Principal      Ratings
   Amount        (unaudited)                                                                Value
                               Pennsylvania - (continued)
$   500,000      AAA/Aaa       Philadelphia Pennsylvania Parking,
                                 4.875%, 9/1/09                                      $    534,845
  1,030,000      AAA/Aaa       Pennsylvania St. Higher Education Facilities
                                 Authority Revenue, 5.0%, 5/1/14                        1,147,090
    250,000      A-/NR         Sayre Health Care Facility Authority Revenue,
                                 5.75%, 12/1/21                                           270,883
                                                                                     ------------
                                                                                     $  8,099,948
                                                                                     ------------
                               Puerto Rico - 4.0%
  5,000,000      AAA/Aaa       Puerto Rico Electric Power, 0.0%, 7/1/17*             $  3,186,050
  3,305,000      AAA/Aaa       Puerto Rico Electric Power, 0.0%, 7/1/17*                2,086,248
  5,000,000      AA/Aa3        Puerto Rico Housing Finance Authority,
                                 5.0%, 12/1/13                                          5,510,100
  2,650,000      AAA/Aaa       Puerto Rico Municipal Financial Agency,
                                 5.875%, 8/1/14                                         2,958,566
                                                                                     ------------
                                                                                     $ 13,740,964
                                                                                     ------------
                               Rhode Island - 1.2%
    480,000      BBB+/Baa1     Rhode Island State Health & Education Facilities
                                 Authorities, 6.375%, 8/15/21                        $    539,098
    250,000      BBB+/Baa1     Rhode Island State Health & Education Facilities
                                 Authorities, 6.5%, 8/15/32                               279,850
  3,100,000      BBB/Baa3      Tobacco Settlement Financing Corp.,
                                 6.25%, 6/1/42                                          3,263,990
                                                                                     ------------
                                                                                     $  4,082,938
                                                                                     ------------
                               South Carolina - 3.8%
  4,000,000      BBB/Baa2      Georgetown County South Carolina Pollution
                                 Control Facilities Revenue, 5.125%, 2/1/12          $  4,244,600
    400,000      AA-/Aa3       Greenville County South Carolina School District,
                                 5.5%, 12/1/12                                            449,560
    500,000      BBB+/Baa1     South Carolina Jobs Economic Development
                                 Authority, 6.0%, 8/1/13                                  557,915
  4,000,000      BBB+/Baa1     South Carolina Jobs Economic Development
                                 Authority Hospital Facilities Revenue,
                                 6.875%, 8/1/27                                         4,633,400
    305,000      NR/Aa2        South Carolina Housing Finance & Development
                                 Authority Mortgage Revenue, Series A-1,
                                 6.2%, 7/1/09                                             308,538
  2,500,000      BBB/Baa3      Tobacco Settlement Revenue Management,
                                 6.375%, 5/15/30                                        2,870,375
                                                                                     ------------
                                                                                     $ 13,064,388
                                                                                     ------------


20   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                 S&P/Moody's
  Principal      Ratings
    Amount       (unaudited)                                                                Value
                               South Dakota - 0.7%
$ 1,235,000      NR/Aaa        South Dakota Conservancy District Revenue,
                                 5.625%, 8/1/17                                      $  1,281,831
  1,255,000      AAA/Aaa       South Dakota State Lease Revenue,
                                 8.0%, 9/1/05                                           1,265,969
                                                                                     ------------
                                                                                     $  2,547,800
                                                                                     ------------
                               Tennessee - 0.8%
  1,000,000      NR/Baa3       Knox County Health Facility, 6.375%, 4/15/22          $  1,066,970
  1,500,000      NR/Baa3       Knox County Health Facility, 6.5%, 4/15/31               1,602,795
                                                                                     ------------
                                                                                     $  2,669,765
                                                                                     ------------
                               Texas - 11.6%
  7,000,000      BBB/Baa2      Brazos River Authority Pollution Control Revenue,
                                 7.7%, 4/1/33                                        $  8,322,436
    750,000      AAA/Aaa       Carroll Independent School District,
                                 6.75%, 8/15/21                                           986,970
    850,000      AAA/Aaa       Carroll Independent School District,
                                 6.75%, 8/15/22                                         1,123,904
  1,000,000      BB/NR         Georgetown Health Facilities Development Corp.,
                                 6.25% 8/15/29                                          1,036,380
  1,000,000      A/A2          Harris County Health Facilities Development
                                 Authority, 6.375%, 6/1/29                              1,110,730
  5,000,000      BBB-/Baaa3    Port Corpus Christi Industrial Development Corp.,
                                 5.4%, 4/1/18                                           5,217,650
    300,000      AAA/Aaa       San Felipe Del Rio Texas Cons, 5.0%, 8/15/12               327,327
  2,310,000      AAA/Aaa       Texas Clear Creek Independent School District
                                 General Obligation, 0.0%, 2/1/10                       1,981,125
  2,050,000      NR/Aaa        Texas Keller Independent School District General
                                 Obligation, 0.0%, 8/15/10                              1,721,221
  5,500,000      AAA/Aaa       Texas Public Finance Authority Building Revenue,
                                 0.0%, 2/1/08*                                          5,086,675
  2,750,000      AAA/Aaa       Texas Public Finance Authority Building Revenue,
                                 0.0%, 2/1/10*                                          2,358,483
  4,500,000      NR/Baa3       Tomball Hospital Authority, 6.125%, 7/1/23               4,566,600
    500,000      AAA/Aaa       Tomball Texas Independent School,
                                 5.0%, 2/15/11                                            544,175
  3,500,000      BBB+/NR       Weslaco Health Facilities, 6.25%, 6/1/25                 3,822,735
  2,000,000      BBB+/NR       Weslaco Health Facilities, 6.25%, 6/1/32                 2,170,160
                                                                                     ------------
                                                                                     $ 40,376,571
                                                                                     ------------

  The accompanying notes are an integral part of these financial statements.  21

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/05                          (unaudited) (continued)
--------------------------------------------------------------------------------

                 S&P/Moody's
  Principal      Ratings
    Amount       (unaudited)                                                                Value
                               Utah - 0.9%
$ 2,980,000      AA/NR         Weber County Municipal Building Authority
                                 Revenue, 5.75%, 12/15/19                            $  3,052,772
                                                                                     ------------
                                                                                     $  3,052,772
                                                                                     ------------
                               Virginia - 0.8%
  2,465,000      AAA/Aaa       Arlington County VA, 5.0%, 5/15/13                    $  2,756,708
                                                                                     ------------
                                                                                     $  2,756,708
                                                                                     ------------
                               Washington - 5.1%
  1,150,000      NR/NR         Clark County Public Utility District #1 Water
                                 Revenue, 5.5%, 1/1/15*                              $  1,175,392
  1,500,000      NR/Aaa        Clark County School District No. 037 Vancouver,
                                 5.5%, 12/1/15                                          1,685,265
    165,000      AA+/Aa1       King County General Obligation, 6.625%, 12/1/15            182,911
  1,000,000      AAA/Aaa       King & Snohomish Counties School District
                                 No. 417, Northshore, 5.75%, 12/1/14                    1,013,220
    300,000      AAA/Aaa       King County Wash School District No. 415,
                                 5.5%, 6/1/13                                             341,958
    500,000      AAA/Aaa       Renton Wash Water & Sewer, 4.4%, 12/1/15                   523,210
    500,000      AAA/Aaa       Seattle Washington Library Facilities,
                                 5.375%, 12/1/10                                          546,695
  2,500,000      NR/Aaa        Snohomish County Public Utility District Revenue,
                                 6.8%, 1/1/20                                           3,147,875
  2,250,000      AAA/Aaa       Snohomish County Public Utility District Revenue,
                                 5.7%, 12/1/11+                                         2,566,598
  2,465,000      AAA/Aaa       Spokane Washington Public Facilities,
                                 5.75%, 12/1/18                                         2,833,394
  3,500,000      BBB/Baa3      Tobacco Settlement Authority Washington,
                                 6.625%, 6/1/32                                         3,804,815
                                                                                     ------------
                                                                                     $ 17,821,333
                                                                                     ------------
                               Wisconsin - 0.5%
  1,430,000      AAA/Aaa       Adams-Friendship School District, 6.5%, 4/1/16        $  1,775,259
                                                                                     ------------
                                                                                     $  1,775,259
                                                                                     ------------
                               TOTAL MUNICIPAL BONDS
                               (Cost $312,886,954)                                   $343,067,497
                                                                                     ------------


22   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                                    Value
            TAX-EXEMPT MONEY MARKET MUTUAL FUND - 0.2%
813,421     Blackrock Provident Institutional Fund                  $    813,421
                                                                    ------------
            TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
            (Cost $813,421)                                         $    813,421
                                                                    ------------
            TOTAL INVESTMENT IN SECURITIES - 99.0%
            (Cost $313,705,647)(a)(b)                               $343,880,918
                                                                    ------------
            OTHER ASSETS AND LIABILITIES - 1.0%                     $  3,316,859
                                                                    ------------
            TOTAL NET ASSETS - 100.0%                               $347,197,777
                                                                    ============

* Prerefunded bonds have been collaterized by U.S. Treasury securities which are held in escrow and used to pay principal and interest on the tax-exempt issue and to retire the bonds in full at the earliest refunding date.

NR  Not rated.

+   Escrowed to Maturity in U.S. government Securities.

(a) The concentration of investments by type of obligation/market sector is as follows:
    Insured                                                                30.2%
    Escrowed in U.S. Government Securities                                  2.9
    General Obligation                                                      3.9
    Revenue Bonds:
      Health Revenue                                                       20.2
      Special Revenue                                                      10.5
      Various Revenues                                                     15.9
      Pollution Control Revenue                                             8.5
      Housing Revenue                                                       4.5
      Transportation Revenue                                                3.9
      Housing                                                               2.6
      Education Revenue                                                     0.8
      Water & Sewer Revenue                                                 0.4
      Reserves                                                              0.2
                                                                          -----
                                                                          100.0%
                                                                          =====

(b) At June 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $313,705,647 was as follows:

    Aggregate gross unrealized gain for all investments in which there
    is an excess of value over tax cost                                   $31,104,148

    Aggregate gross unrealized loss for all investments in which there
    is an excess of tax cost over value                                      (928,877)
                                                                          -----------

    Net unrealized gain                                                   $30,175,271
                                                                          ===========

Purchase and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2005 aggregated $59,992,198 and $60,644,430, respectively.


  The accompanying notes are an integral part of these financial statements.  23

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/05                          (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value ($313,705,647)                 $343,880,918
  Receivables -
    Investment securities sold                                           165,020
    Fund shares sold                                                     235,205
    Interest                                                           4,884,943
  Other                                                                      697
                                                                    ------------
      Total assets                                                  $349,166,783
                                                                    ------------
LIABILITIES:
  Payables -
    Investment securities purchased                                 $    987,175
    Fund shares repurchased                                              230,962
    Dividends                                                            366,831
  Due to Bank                                                            255,355
  Due to affiliates                                                       58,637
  Accrued expenses                                                         70,046
                                                                    ------------
      Total liabilities                                             $  1,969,006
                                                                    ------------
NET ASSETS:
  Paid-in capital                                                   $327,950,409
  Undistributed net investment income                                    463,423
  Accumulated net realized loss on investments                       (11,391,326)
  Net unrealized gain on investments                                  30,175,271
                                                                    ------------
      Total net assets                                              $347,197,777
                                                                    ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $306,866,147/25,873,843 shares)                 $      11.86
                                                                    ============
  Class B (based on $18,039,151/1,534,783 shares)                   $      11.75
                                                                    ============
  Class C (based on $12,448,474/1,065,590 shares)                   $      11.68
                                                                    ============
  Investor Class (based on $9,699,133/817,963 shares)               $      11.86
                                                                    ============
  Class Y (based on $144,872/12,280 shares)                         $      11.80
                                                                    ============
MAXIMUM OFFERING PRICE:
  Class A ($11.86 [divided by] 95.5%)                               $      12.42
                                                                    ============


24   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/05

INVESTMENT INCOME:
  Interest                                                                $ 9,630,710
                                                                          -----------
EXPENSES:
  Management fees                                          $840,158
  Transfer agent fees and expenses
    Class A                                                 151,115
    Class B                                                  10,051
    Class C                                                   4,315
    Investor Class                                            4,550
    Class Y                                                      23
  Distribution fees
    Class A                                                 375,087
    Class B                                                  86,148
    Class C                                                  59,884
  Administrative reimbursements                              34,045
  Custodian fees                                              8,130
  Registration fees                                          46,706
  Professional fees                                          20,893
  Printing expense                                           15,770
  Fees and expenses of nonaffiliated trustees                 6,453
  Miscellaneous                                              13,690
                                                           --------
      Total expenses                                                      $ 1,677,018
      Less fees paid indirectly                                                (2,841)
                                                                          -----------
      Net expenses                                                        $ 1,674,177
                                                                          -----------
        Net investment income                                             $ 7,956,533
                                                                          -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on Investments                                        $ 2,923,495
  Change in net unrealized gain on investments                              2,523,945
                                                                          -----------
    Net gain on investments                                               $ 5,447,440
                                                                          -----------
    Net increase in net assets resulting from operations                  $13,403,973
                                                                          ===========


  The accompanying notes are an integral part of these financial statements.  25

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/05 and the Year Ended 12/31/04

                                                                     Six Months
                                                                       Ended
                                                                       6/30/05        Year Ended
                                                                     (unaudited)       12/31/04
FROM OPERATIONS:
Net investment income                                               $  7,956,533     $ 16,575,160
Net realized gain (loss) in investments                                2,923,495       (2,204,813)
Change in net unrealized gain on investments                           2,523,945        1,252,616
                                                                    ------------     ------------
    Net increase in net assets resulting from operations            $ 13,403,973     $ 15,622,963
                                                                    ------------     ------------

DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.27 and $0.57 per share, respectively)               $ (7,052,629)    $(15,277,737)
    Class B ($0.22 and $0.48 per share, respectively)                   (334,221)        (764,103)
    Class C ($0.22 and $0.48 per share, respectively)                   (235,295)        (490,876)
    Investor Class ($0.28 and $0.03 per share,
     respectively)                                                      (243,027)         (30,270)
    Class Y ($0.29 and $0.61 per share, respectively)                     (7,841)         (84,680)
                                                                    ------------     ------------
     Total distributions to shareowners                             $ (7,873,013)    $(16,647,666)
                                                                    ------------     ------------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                    $ 13,508,534     $ 23,388,678
Shares issued in reorganization                                                -       10,746,741
Reinvestment of distributions                                          5,664,959       11,750,120
Cost of shares repurchased                                           (25,944,696)     (55,612,246)
                                                                    ------------     ------------
    Net decrease in net assets resulting from
     Fund share transactions                                        $ (6,771,203)    $ (9,726,707)
                                                                    ------------     ------------
    Net decrease in net assets                                      $ (1,240,243)    $(10,751,410)

NET ASSETS:
Beginning of period                                                  348,438,020      359,189,430
                                                                    ------------     ------------
End of period (including undistributed net investment
  income of $463,423 and $379,903, respectively)                    $347,197,777     $348,438,020
                                                                    ============     ============


26   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    '05 Share         '05 Amount
                                    (unaudited)       (unaudited)      '04 Sha s         '04 Amount
CLASS A
Shares sold                            797,423       $  9,340,051       1,361,951       $ 15,752,994
Reinvestment of distributions          440,758          5,163,781         964,227         11,128,510
Less shares repurchased             (1,708,187)       (19,987,765)     (3,869,589)       (44,615,505)
                                    ----------       ------------      ----------       ------------
    Net decrease                      (470,006)      $ (5,483,933)     (1,543,411)      $(17,734,001)
                                    ==========       ============      ==========       ============

CLASS B
Shares sold                            183,686       $  2,131,705         223,901       $  2,552,978
Reinvestment of distributions           14,542            168,810          32,963            376,649
Less shares repurchased               (157,972)        (1,829,499)       (518,853)        (5,932,750)
                                    ----------       ------------      ----------       ------------
    Net increase (decrease)             40,256       $    471,016        (261,989)      $ (3,003,123)
                                    ==========       ============      ==========       ============

CLASS C
Shares sold                            175,475       $  2,024,063         347,884       $  3,949,456
Reinvestment of distributions           10,119            116,756          19,070            216,570
Less shares repurchased               (214,119)        (2,465,028)       (250,879)        (2,849,815)
                                    ----------       ------------      ----------       ------------
    Net increase (decrease)            (28,525)      $   (324,209)        116,075       $  1,316,211
                                    ==========       ============      ==========       ============

INVESTOR CLASS
Shares sold                                 48       $        567              87       $      1,030
Shares issued in
  reorganization                             -                  -         923,261         10,746,741
Reinvestment of distributions           18,113            212,127           2,214             25,832
Less shares repurchased               (118,947)        (1,396,198)         (6,813)           (79,384)
                                    ----------       ------------      ----------       ------------
    Net increase (decrease)           (100,786)      $ (1,183,504)        918,749       $ 10,694,219
                                    ==========       ============      ==========       ============

CLASS Y
Shares sold                              1,051       $     12,148          98,828       $  1,132,220
Reinvestment of distributions              299              3,485             222              2,559
Less shares repurchased                (22,914)          (266,206)       (184,391)        (2,134,792)
                                    ----------       ------------      ----------       ------------
    Net decrease                       (21,564)      $   (250,573)        (85,341)      $ (1,000,013)
                                    ==========       ============      ==========       ============


  The accompanying notes are an integral part of these financial statements.  27

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months
                                                           Ended
                                                          6/30/05     Year Ended  Year Ended  Year Ended  Year Ended   Year Ended
                                                        (unaudited)   12/31/2004   12/31/03    12/31/02    12/31/01     12/31/00
CLASS A
Net asset value, beginning of period                     $  11.67      $  11.70    $  11.61    $  11.47    $  11.70    $   10.98
                                                         --------      --------    --------    --------    --------    ---------
Increase (decrease) from investment operations:
 Net investment income                                   $   0.27      $   0.56    $   0.56    $   0.56    $   0.53    $    0.52
 Net realized and unrealized gain (loss) on
  investments                                                0.19         (0.02)       0.09        0.23       (0.05)        0.72
                                                         --------      --------    --------    --------    --------    ---------
  Net increase from investment operations                $   0.46      $   0.54    $   0.65    $   0.79    $   0.48    $    1.24
Distributions to shareowners:
 Net investment income                                      (0.27)        (0.57)      (0.56)      (0.57)      (0.53)       (0.52)
 In excess of net investment income                             -             -           -           -           -        (0.00)(a)
 Net realized gain                                              -             -           -       (0.08)      (0.18)           -
                                                         --------      --------    --------    --------    --------    ---------
Net increase (decrease) in net asset value               $   0.19      $  (0.03)   $   0.09    $   0.14    $  (0.23)   $    0.72
                                                         --------      --------    --------    --------    --------    ---------
Net asset value, end of period                           $  11.86      $  11.67    $  11.70    $  11.61    $  11.47    $   11.70
                                                         ========      ========    ========    ========    ========    =========
Total return*                                                4.00%         4.75%       5.80%       7.07%       4.13%       11.63%
Ratio of net expenses to average net assets+                 0.92%**       0.91%       0.93%       0.93%       0.92%        0.95%
Ratio of net investment income to average net assets+        4.70%**       4.88%       4.88%       4.83%       4.49%        4.62%
Portfolio turnover rate                                        36%**         39%         80%        161%         92%          14%
Net assets, end of period (in thousands)                 $306,866      $307,463    $326,173    $343,872    $333,867    $ 341,179
Ratios with reductions for fees paid indirectly:
 Net expenses                                                0.92%**       0.91%       0.93%       0.92%       0.91%        0.91%
 Net investment income                                       4.70%**       4.88%       4.88%       4.84%       4.50%        4.66%

(a) Amount rounds to less than one cent per share
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+   Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months
                                                           Ended
                                                          6/30/05     Year Ended  Year Ended  Year Ended  Year Ended    Year Ended
                                                        (unaudited)   12/31/2004   12/31/03    12/31/02    12/31/01      12/31/00
CLASS B
Net asset value, beginning of period                      $ 11.57      $ 11.59      $ 11.51     $ 11.39     $ 11.62      $ 10.90
                                                          -------      -------      -------     -------     -------      -------
Increase (decrease) from investment operations:
 Net investment income                                    $  0.23      $  0.48      $  0.46     $  0.46     $  0.44      $  0.43
 Net realized and unrealized gain (loss) on investments      0.17        (0.02)        0.09        0.22       (0.05)        0.72
                                                          -------      -------      -------     -------     -------      -------
  Net increase from investment operations                 $  0.40      $  0.46      $  0.55     $  0.68     $  0.39      $  1.15
Distributions to shareowners:
 Net investment income                                      (0.22)       (0.48)       (0.47)      (0.48)      (0.44)       (0.43)
 Net realized gain                                              -            -            -       (0.08)      (0.18)           -
                                                          -------      -------      -------     -------     -------      -------
Net increase (decrease) in net asset value                $  0.18      $ (0.02)     $  0.08     $  0.12     $ (0.23)     $  0.72
                                                          -------      -------      -------     -------     -------      -------
Net asset value, end of period                            $ 11.75      $ 11.57      $ 11.59     $ 11.51     $ 11.39      $ 11.62
                                                          =======      =======      =======     =======     =======      =======
Total return*                                                3.52%        4.07%        4.98%       6.17%       3.38%       10.78%
Ratio of net expenses to average net assets+                 1.69%**      1.67%        1.70%       1.69%       1.67%        1.71%
Ratio of net investment income to average net assets+        3.93%**      4.12%        4.10%       4.05%       3.73%        3.87%
Portfolio turnover rate                                        36%**        39%          80%        161%         92%          14%
Net assets, end of period (in thousands)                  $18,039      $17,285      $20,363     $18,960     $13,735      $11,145
Ratios with reduction for fees paid indirectly:
 Net expenses                                                1.69%**      1.67%        1.70%       1.69%       1.66%        1.70%
 Net investment income                                       3.93%**      4.12%        4.10%       4.05%       3.74%        3.88%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized
+  Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months
                                                           Ended
                                                          6/30/05     Year Ended  Year Ended  Year Ended  Year Ended    Year Ended
                                                        (unaudited)   12/31/2004   12/31/03    12/31/02    12/31/01      12/31/00
CLASS C
Net asset value, beginning of period                      $ 11.49      $ 11.52      $ 11.44     $11.31      $11.54         $10.91
                                                          -------      -------      -------     ------      ------         ------
Increase (decrease) from investment operations:
 Net investment income                                    $  0.23      $  0.47      $  0.48     $ 0.49      $ 0.49         $ 0.43
 Net realized and unrealized gain (loss) on investments      0.18        (0.02)        0.08       0.21       (0.05)          0.70
                                                          -------      -------      -------     ------      ------         ------
  Net increase from investment operations                 $  0.41      $  0.45      $  0.56     $ 0.70      $ 0.44         $ 1.13
Distributions to shareowners:
 Net investment income                                      (0.22)       (0.48)       (0.48)     (0.49)      (0.49)         (0.43)
 In excess of net investment income                             -            -            -          -           -          (0.07)
 Net realized gain                                              -            -            -      (0.08)      (0.18)             -
                                                          -------      -------      -------     ------      ------         ------
Net increase (decrease) in net asset value                $  0.19      $ (0.03)     $  0.08     $ 0.13      $(0.23)        $ 0.63
                                                          -------      -------      -------     ------      ------         ------
Net asset value, end of period                            $ 11.68      $ 11.49      $ 11.52     $11.44      $11.31         $11.54
                                                          =======      =======      =======     ======      ======         ======
Total return*                                                3.65%        4.02%        5.04%      6.33%       3.39%         10.59%
Ratio of net expenses to average net assets+                 1.65%**      1.64%        1.66%      1.70%       1.62%          1.80%
Ratio of net investment income to average net assets+        3.98%**      4.15%        4.11%      4.03%       3.75%          3.80%
Portfolio turnover rate                                        36%**        39%          80%       161%         92%            14%
Net assets, end of period (in thousands)                  $12,448      $12,577      $11,266     $8,673      $3,505         $1,490
Ratios with reduction for fees paid indirectly:
 Net expenses                                                1.65%**      1.64%        1.66%      1.70%       1.61%          1.77%
 Net investment income                                       3.98%**      4.15%        4.11%      4.03%       3.76%          3.83%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
** Annualized
+  Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months
                                                             Ended                                   2/28/02 (a)
                                                            6/30/05      Year Ended    Year Ended        to
                                                          (unaudited)    12/31/2004     12/31/03      12/31/02
CLASS Y
Net asset value, beginning of period                        $11.61         $11.64        $11.56        $11.65
                                                            ------         ------        ------        ------
Increase from investment operations:
 Net investment income                                      $ 0.32         $ 0.57        $ 0.62        $ 0.19
 Net realized and unrealized gain on investments              0.16           0.01          0.07          0.02
                                                            ------         ------        ------        ------
  Net increase from investment operations                   $ 0.48         $ 0.58        $ 0.69        $ 0.21
Distributions to shareowners:
 Net investment income                                       (0.29)         (0.61)        (0.61)        (0.22)
 Net realized gain                                               -              -             -         (0.08)
                                                            ------         ------        ------        ------
Net increase (decrease) in net asset value                  $ 0.19         $(0.03)       $ 0.08        $(0.09)
                                                            ------         ------        ------        ------
Net asset value, end of period                              $11.80         $11.61        $11.64        $11.56
                                                            ======         ======        ======        ======
Total return*                                                 4.17%          5.14%         6.21%         1.40%
Ratio of net expenses to average net assets+                  0.59%**        0.55%         0.57%         0.87%**
Ratio of net investment income to average net assets+         5.08%**        5.26%         5.21%         4.95%**
Portfolio turnover rate                                         36%**          39%           80%          161%
Net assets, end of period (in thousands)                    $  145         $  393        $1,387        $  392
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 0.59%**        0.55%         0.57%         0.87%**
 Net investment income                                        5.08%**        5.26%         5.21%         4.95%**

(a) Class Y shares were first publicly offered on February 28, 2002. The per share amounts and ratios shown are based on the period from August 29, 2002 to December 31, 2002, during which the class had operations.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+   Ratios with no reduction for fees paid indirectly


   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                        Six Months
                                                          Ended           12/11/04
                                                         6/30/05             to
                                                       (unaudited)        12/31/04
INVESTOR CLASS
Net asset value, beginning of period                      $11.67          $ 11.64
                                                          ------          -------
Increase from investment operations:
  Net investment income                                   $ 0.29          $  0.03
  Net realized and unrealized gain on investments           0.18             0.03
                                                          ------          -------
   Net increase from investment operations                $ 0.47          $  0.06
Distributions to shareowners:
  Net investment income                                    (0.28)           (0.03)
                                                          ------          -------
Net increase in net asset value                           $ 0.19          $  0.03
                                                          ------          -------
Net asset value, end of period                            $11.86          $ 11.67
                                                          ======          =======
Total return*                                               4.11%            0.54%(a)
Ratio of net expenses to average net assets+                0.67%**          0.70%**
Ratio of net investment income to average net
  assets+                                                   4.95%**          4.35%**
Portfolio turnover rate                                       36%**            39%
Net assets, end of period (in thousands)                  $9,699          $10,720
Ratios with reduction for fees paid indirectly:
  Net expenses                                              0.67%**          0.70%**
  Net investment income                                     4.95%**          4.35%**

(a) Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+   Ratios with no reduction for fees paid indirectly


32   The accompanying notes are an integral part of these financial statements.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Tax Free Income Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of income exempt from federal income tax, consistent with preservation of capital.

The Trustees have authorized the issuance of five classes of shares of the Fund. The Fund offers five classes of shares designated as Class A, Class B, Class C, Investor Class and Class Y shares. Investor Class shares were first issued on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidations, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively. There is no distribution plan for Class Y and Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses, and gain or loss on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the fund is computed once daily on each day the New York Stock Exchange
    (NYSE) is open, as of the close of regular trading on the NYSE. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. The Fund also may use the fair value of a security including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At June 30, 2005 there were no securities fair valued. Discount and premium on debt securities are accreted or amortized, respectfully, daily into interest income on a yield-to-maturity basis with a corresponding increase or decrease in the cost basis of the security. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2004 was as follows:

--------------------------------------------------------------------------------
                                                                       2004
--------------------------------------------------------------------------------
  Distributions paid from:
  Taxable income                                                   $   173,763
  Tax exempt income                                                 16,473,903
  Long-term capital gain                                                     -
                                                                   -----------
   Total                                                           $16,647,666
                                                                   ===========
--------------------------------------------------------------------------------

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at December 31, 2004.

--------------------------------------------------------------------------------
                                                                       2004
--------------------------------------------------------------------------------
  Undistributed ordinary income                                   $    427,265
  Capital loss carryforward                                        (13,145,679)
  Post October Loss Deferred                                        (1,169,142)
  Unrealized appreciation                                           27,603,964
                                                                  ------------
   Total                                                          $ 13,716,408
                                                                  ============
--------------------------------------------------------------------------------

    The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on defaulted bond interest.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $18,446 in underwriting commissions on the sale of Class A shares during the six months ended June 30, 2005

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 4). Investor Class and Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    The Fund declares, as daily dividends, substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

    the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Investor Class and Class Y shares can bear different transfer agent and distribution fees.

2.  Management Agreement

Pioneer Investment Management, Inc., (PIM), a wholly owned indirect subsidiary of UniCredito Italiano, the Fund's investment adviser manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets up to $250 million; 0.48% of the next $50 million; and 0.45% of the excess over $300 million.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fee and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 0.70% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At June 30, 2005, $5,328 was payable to PIM related to management fees, administrative costs and certain other services and is included in due to affiliates.

3.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $50,393 in transfer agent fees payable to PIMSS at June 30, 2005.

4.  Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $2,916 in distribution fees payable to PFD at June 30,2005.

In addition, redemptions of each class of shares (except class Y shares and Investor Class shares) may be subject to a contingent deferred sales charge
(CDSC). Effective February 1, 2004 a CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Effective December 1, 2004, Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2005, CDSCs in the amount of $42,040 were paid to PFD.

5.  Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2005, the Fund's expenses were reduced by $2,841 under such arrangements.

6.  Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/05 (unaudited)                    (continued)
--------------------------------------------------------------------------------

commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended June 30, 2005, the Fund had no borrowings under this agreement.

7.  Merger Information

On December 8, 2004, beneficial owners of Safeco Intermediate Term Municipal Bond Fund (one of the Series that comprised Safeco Common Stock Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

----------------------------------------------------------------------------------
                                                   Safeco
                                                Intermediate
                              Pioneer               Term
                              Tax Free           Municipal          Pioneer Tax
                               Income               Bond            Free Income
                             Fund (Pre-          Fund (Pre-         Fund (Post-
                          Reorganization)     Reorganization)     Reorganization)
----------------------------------------------------------------------------------
  Net Assets               $332,042,466         $10,746,741        $346,789,227
  Shares Outstanding         28,899,023             990,871          29,822,284
  Investor Class
    Shares Issued                                                       923,261
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                                  Unrealized
                                                 Appreciation
                                                  on Closing     Accumulated Gain
                                                     Date        on Closing Date
----------------------------------------------------------------------------------
  Safeco Intermediate Term
   Municipal Bond Fund                             $705,403          $165,838
----------------------------------------------------------------------------------

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three and five years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of break points in the management fees reasonable growth expectations for the Fund and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return and yield, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the second quintile of the peer group for the 12 months ended June 30, 2004, the fifth quintile for the three years ended June 30, 2004, and the third quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees noted that the Fund's yield (as of October 2004) before expenses exceeded the yield of the Lehman Municipal Bond Index. The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's fixed income group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Manage-

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                    (continued)
--------------------------------------------------------------------------------

    ment Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2004 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2004 was in the fourth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable compared to that of comparably sized funds.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of break points in the management fee, the Trustees concluded that any perceived or potential economies of scale would be shared in a reasonable manner as the Fund grows in size between Fund's shareholders and the Investment Adviser.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Tax Free Income Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                     Officers
John F. Cogan, Jr., Chairman                 John F. Cogan, Jr., President
David R. Bock                                Osbert M. Hood, Executive
Mary K. Bush                                   Vice President
Margaret B.W. Graham                         Vincent Nave, Treasurer
Osbert M. Hood                               Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop


Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on our web site at www.pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

U.S. Equity                                 Pioneer Ibbotson Growth
Pioneer Fund                                  Allocation Fund
Pioneer Balanced Fund                       Pioneer Ibbotson Aggressive
Pioneer Cullen Value Fund                     Allocation Fund
Pioneer Equity Income Fund                  Pioneer Ibbotson Conservative
Pioneer Equity Opportunity Fund               Allocation Fund
Pioneer Growth Opportunities Fund
Pioneer Growth Shares                       International/Global Equity
Pioneer Mid Cap Growth Fund                 Pioneer Emerging Markets Fund
Pioneer Mid Cap Value Fund                  Pioneer Europe Select Equity Fund
Pioneer Oak Ridge Large Cap                 Pioneer International Equity Fund
  Growth Fund                               Pioneer International Value Fund
Pioneer Oak Ridge Small Cap
  Growth Fund**                             Fixed Income
Pioneer AmPac Growth Fund(1)                Pioneer America Income Trust
Pioneer Small and Mid Cap                   Pioneer Bond Fund
  Growth Fund(2)                            Pioneer California Tax Free
Pioneer Growth Leaders Fund(3)                Income Fund
Pioneer Strategic Growth Fund(4)            Pioneer Global High Yield Fund
Pioneer Real Estate Shares                  Pioneer High Yield Fund
Pioneer Research Fund                       Pioneer Municipal Bond Fund
Pioneer Small Cap Value Fund                Pioneer Short Term Income Fund
Pioneer Small Company Fund                  Pioneer Strategic Income Fund
Pioneer Value Fund                          Pioneer Tax Free Income Fund

Asset Allocation                            Money Market
Pioneer Ibbotson Moderate                   Pioneer Cash Reserves Fund*
  Allocation Fund                           Pioneer Tax Free Money Market Fund


(1) Formerly Pioneer Papp America-Pacific Rim Fund
(2) Formerly Pioneer Papp Small and Mid Cap Growth Fund
(3) Formerly Pioneer Papp Stock Fund
(4) Formerly Pioneer Papp Strategic Growth Fund
* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
** Effective May 26, 2005, Pioneer Oak Ridge Small Cap Growth Fund is generally closed to new investors. Purchases in the Fund will be limited to existing investors.

--------------------------------------------------------------------------------
RETIREMENT PLANS FROM PIONEER
--------------------------------------------------------------------------------

Pioneer has a long history of helping people work toward their retirement goals, offering plans suited to the individual investor and businesses of all sizes. For more information on Pioneer retirement plans, contact your investment professional, or call Pioneer at 1-800-622-0176.

Individual Retirement Accounts (IRAs)

Traditional IRA*
For anyone under age 70 1/2 earning income - individuals can contribute up to $4,000 ($4,500 if age 50 or older). Contributions may be tax-deductible depending upon income level and participation in an employer-sponsored plan. Earnings are tax-deferred and must be included in income when received. Withdrawals may be subject to a 10% penalty if taken before age 59 1/2.

Roth IRA*
No age limit. Individual's ability to contribute is determined by modified Adjusted Gross Income (AGI) and filing status. Individuals filing single, earning less than $110,000 and married filing jointly, earning less than $160,000 are able to contribute.

Individuals can contribute up to $4,000 ($4,500 if age 50 or older). Contributions are not tax-deductible, but actual amounts contributed may generally be withdrawn at any time without tax or penalty. Earnings may be tax and penalty free if certain conditions are met.**

Employer-Sponsored Plans

Uni-K Plan*
A 401(k) plan designed specifically for any business that employs only owners and their spouses. Participants can make salary deferral contributions up to $14,000 per year ($18,000 if age 50 or older). In addition, each year the business may contribute up to 25% of pay for a maximum contribution amount of $42,000 ($46,000 if age 50 or older).

Uni-DB Plan
A full service defined benefit plan for successful professional business owners over age 45 with five or fewer employees. Annual employer contributions are required. The plan allows for the maximum deductible contribution. No specific contribution limits, but payments beginning at retirement age are limited to 100% of pay up to $170,000 and are determined by an actuary.

401(k) Plan*
Allows employees to make pre-tax contributions through payroll deduction, up to $14,000 ($18,000 if age 50 or older) per year. Employers' contributions are discretionary. The 401(k) offers companies maximum flexibility.


Most retirement plan withdrawals must meet specific conditions to avoid penalties. Employer sponsored plans withdrawals are restricted to certain events, such as termination, death or disability.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SIMPLE IRA Plan*
Designed for employers with 100 or fewer eligible employees. Employees can defer up to $10,000 ($12,000 if age 50 or older). Employer makes additional required contributions.

403(b) Plan*
Also known as a Tax-Sheltered Account (TSA), this plan lets employees of public schools, non-profit hospitals and other tax-exempt organizations make pre-tax contributions through payroll deduction. Individuals can generally defer up to $14,000 per year ($18,000 if age 50 or older).

SEP-IRA
Lets self-employed people and small-business owners make tax-deductible contributions of up to 25% of income, while maintaining complete contribution flexibility each year.

Profit Sharing Plan
Companies can decide each year whether - and how much - to contribute to participants, up to 25% of each participant's pay. Can include vesting schedules that are not available with a SEP-IRA.

Age-Based Profit Sharing Plan
Employer contributions are flexible, but are based on a formula using age and salary. Each year, a business can contribute up to 25% of the total eligible payroll.

 * Special Catch-Up Provisions are available to individuals age 50 and older to contribute additional amounts to their retirement accounts. Refer to IRS Publication 590 for additional information or call our Retirement Plans Information line at 1-800-622-0176.

** Qualified distributions may be withdrawn after 5 years and one of the following: attainment of age 591/2, disability or death.

Withdrawals of earnings or other taxable amounts are subject to income tax and, if made prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Investing in mutual funds involves significant risks, for complete information on the specific risks associated with each fund, please see the appropriate fund's prospectus.

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 800-225-6292 or visit www.pioneerfunds.com.

Most retirement plan withdrawals must meet specific conditions to avoid penalties. Employer sponsored plans withdrawals are restricted to certain events, such as termination, death or disability.

--------------------------------------------------------------------------------
PROGRAMS AND SERVICES FOR PIONEER SHAREOWNERS
--------------------------------------------------------------------------------

Your investment professional can give you additional information on Pioneer's programs and services. If you want to order literature on any of the following items directly, simply call Pioneer at 1-800-225-6292.

FactFone(SM)
This is our automated account information service, available to you 24 hours a day, seven days a week. FactFone gives you a quick and easy way to check fund share prices, yields, dividends and distributions, as well as information about your own account. To utilize this service, call 1-800-225-4321. For specific account information, have your account number, fund number and your personal identification number (PIN) in hand. If this is your first time using FactFone, you will need to establish a PIN.

Visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers fund performance would be lower. Waivers may not be in effect for all funds and can be rescinded at any time. See the prospectus and financial statements for complete details.

90-Day Reinvestment Privilege (for Class A and Class B Shares)
This privilege enables you to reinvest all or a portion of the money you redeemed from your Pioneer account - without paying a sales charge - within 90 days from your redemption. Upon your request, the shares will be reinvested into your choice of any Class A fund with the same registration as the originating account. Please note that you will need to meet fund minimum requirements.

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--------------------------------------------------------------------------------

Automatic Investment Plan
An easy and convenient way for you to invest on a regular basis. Pioneer will automatically draft a predetermined dollar amount, specified by you, from your bank account and purchase shares into your investments. Watch your investments grow using the dollar-cost averaging approach.

The use of a systematic investing program does not guarantee a profit or protect against a loss in declining markets. You should consider your financial ability to continue to invest through periods of low prices.

Payroll Investment Program (PIP)
This service enables you to fund your Pioneer investment directly through a payroll deduction. After completing Pioneer's authorization form, your employer will deduct a predetermined dollar amount from your paycheck to be invested at Pioneer.

Automatic Exchange Program
A systematic way to move money from one Pioneer fund to another over a period of time. Just choose the amounts and dates for Pioneer to sell shares from your original fund and use the proceeds to buy shares of the other funds you have chosen. To establish this service, simply complete a Pioneer Account Options form. (Automatic Exchange is available for originating accounts with a balance of $5,000 or more.)

Systematic Withdrawal Plan (SWP)
This service allows you to establish automatic withdrawals from your account. You decide the frequency and the day of the month. Pioneer will send the proceeds by check to a designated address or electronically to your bank account. Simply complete a Pioneer Account Options form to begin this service.

Investing in mutual funds involves significant risks, for complete information on the specific risks associated with each fund, please see the appropriate fund's prospectus.

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, contact your adviser, call 1-800-225-6292 or visit www.pioneerfunds.com.

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                           This page for your notes.

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                           This page for your notes.

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                           This page for your notes.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), has advised the Securities
and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Tax Free Income Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 29, 2005

* Print the name and title of each signing officer under his or her signature.